Form N-1A Supplement	Jun. 23, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated June 23, 2026
to the currently effective Summary Prospectus,
Prospectus and Statement of Additional Information (“SAI”)
for the Funds listed in Appendix A (each a “Fund” and collectively, the “Funds”)
The following changes will take effect on or around June 30, 2026:
For the iShares iBonds 2026 Term High Yield and Income ETF, iShares iBonds 2027 Term High Yield and Income ETF, iShares iBonds 2028 Term High Yield and Income ETF, iShares iBonds 2029 Term High Yield and Income ETF, iShares iBonds 2030 Term High Yield and Income ETF, iShares iBonds 2031 Term High Yield and Income ETF, iShares iBonds 2032 Term High Yield and Income ETF and iShares iBonds 2033 Term High Yield and Income ETF, the following changes apply:
1.	The last sentence of the fifth paragraph of the Principal Investment Strategies section of each Fund’s Summary Prospectus and Prospectus will be deleted and replaced with the following sentence:
In the final year of the Underlying Index’s term, any principal and interest paid by index constituents is treated as follows: (1) during the first six months of the final year, the Underlying Index reinvests proceeds pro‑rata into the remaining bonds in the Underlying Index, and (2) during the last six months of the final year, interest and principal cash flows are not reinvested and are presumed to be held in cash while earning no interest.
For the iShares iBonds Dec 2026 Term Corporate ETF, iShares iBonds Dec 2027 Term Corporate ETF, iShares iBonds Dec 2028 Term Corporate ETF, iShares iBonds Dec 2029 Term Corporate ETF, iShares iBonds Dec 2030 Term Corporate ETF and iShares iBonds Dec 2031 Term Corporate ETF, the following changes apply to each Fund’s Summary Prospectus and Prospectus:
1.	The third and fourth sentences of the fifth paragraph and the entire sixth paragraph of the Principal Investment Strategies section will be deleted and replaced with the following sentences:
During this final six month period, the Underlying Index will no longer be updated or rebalanced and existing bond weights will be allowed to float based on changes in market value. During this period, interest and principal cash flows are not reinvested and are presumed to be held in cash while earning no interest throughout the remaining life of the Underlying Index.
For the iShares iBonds Dec 2032 Term Corporate ETF, iShares iBonds Dec 2033 Term Corporate ETF, iShares iBonds Dec 2034 Term Corporate ETF, iShares iBonds Dec 2035 Term Corporate ETF and iShares iBonds Dec 2036 Term Corporate ETF, the following changes apply to each Fund’s Summary Prospectus and Prospectus:
1.	The third, fourth and fifth sentences of the fourth paragraph of the Principal Investment Strategies section will be deleted and replaced with the following sentences:
During this final six month period, the Underlying Index will no longer be updated or rebalanced and existing bond weights will be allowed to float based on changes in market value. During this period, interest and principal cash flows are not reinvested and are presumed to be held in cash while earning no interest throughout the remaining life of the Underlying Index.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Dec 2026 Term Corporate ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated June 23, 2026
to the currently effective Summary Prospectus,
Prospectus and Statement of Additional Information (“SAI”)
for the Funds listed in Appendix A (each a “Fund” and collectively, the “Funds”)
The following changes will take effect on or around June 30, 2026:
For the iShares iBonds Dec 2026 Term Corporate ETF, iShares iBonds Dec 2027 Term Corporate ETF, iShares iBonds Dec 2028 Term Corporate ETF, iShares iBonds Dec 2029 Term Corporate ETF, iShares iBonds Dec 2030 Term Corporate ETF and iShares iBonds Dec 2031 Term Corporate ETF, the following changes apply to each Fund’s Summary Prospectus and Prospectus:
1.	The third and fourth sentences of the fifth paragraph and the entire sixth paragraph of the Principal Investment Strategies section will be deleted and replaced with the following sentences:
During this final six month period, the Underlying Index will no longer be updated or rebalanced and existing bond weights will be allowed to float based on changes in market value. During this period, interest and principal cash flows are not reinvested and are presumed to be held in cash while earning no interest throughout the remaining life of the Underlying Index.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Dec 2027 Term Corporate ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated June 23, 2026
to the currently effective Summary Prospectus,
Prospectus and Statement of Additional Information (“SAI”)
for the Funds listed in Appendix A (each a “Fund” and collectively, the “Funds”)
The following changes will take effect on or around June 30, 2026:
For the iShares iBonds Dec 2026 Term Corporate ETF, iShares iBonds Dec 2027 Term Corporate ETF, iShares iBonds Dec 2028 Term Corporate ETF, iShares iBonds Dec 2029 Term Corporate ETF, iShares iBonds Dec 2030 Term Corporate ETF and iShares iBonds Dec 2031 Term Corporate ETF, the following changes apply to each Fund’s Summary Prospectus and Prospectus:
1.	The third and fourth sentences of the fifth paragraph and the entire sixth paragraph of the Principal Investment Strategies section will be deleted and replaced with the following sentences:
During this final six month period, the Underlying Index will no longer be updated or rebalanced and existing bond weights will be allowed to float based on changes in market value. During this period, interest and principal cash flows are not reinvested and are presumed to be held in cash while earning no interest throughout the remaining life of the Underlying Index.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Dec 2028 Term Corporate ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated June 23, 2026
to the currently effective Summary Prospectus,
Prospectus and Statement of Additional Information (“SAI”)
for the Funds listed in Appendix A (each a “Fund” and collectively, the “Funds”)
The following changes will take effect on or around June 30, 2026:
For the iShares iBonds Dec 2026 Term Corporate ETF, iShares iBonds Dec 2027 Term Corporate ETF, iShares iBonds Dec 2028 Term Corporate ETF, iShares iBonds Dec 2029 Term Corporate ETF, iShares iBonds Dec 2030 Term Corporate ETF and iShares iBonds Dec 2031 Term Corporate ETF, the following changes apply to each Fund’s Summary Prospectus and Prospectus:
1.	The third and fourth sentences of the fifth paragraph and the entire sixth paragraph of the Principal Investment Strategies section will be deleted and replaced with the following sentences:
During this final six month period, the Underlying Index will no longer be updated or rebalanced and existing bond weights will be allowed to float based on changes in market value. During this period, interest and principal cash flows are not reinvested and are presumed to be held in cash while earning no interest throughout the remaining life of the Underlying Index.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Dec 2029 Term Corporate ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated June 23, 2026
to the currently effective Summary Prospectus,
Prospectus and Statement of Additional Information (“SAI”)
for the Funds listed in Appendix A (each a “Fund” and collectively, the “Funds”)
The following changes will take effect on or around June 30, 2026:
For the iShares iBonds Dec 2026 Term Corporate ETF, iShares iBonds Dec 2027 Term Corporate ETF, iShares iBonds Dec 2028 Term Corporate ETF, iShares iBonds Dec 2029 Term Corporate ETF, iShares iBonds Dec 2030 Term Corporate ETF and iShares iBonds Dec 2031 Term Corporate ETF, the following changes apply to each Fund’s Summary Prospectus and Prospectus:
1.	The third and fourth sentences of the fifth paragraph and the entire sixth paragraph of the Principal Investment Strategies section will be deleted and replaced with the following sentences:
During this final six month period, the Underlying Index will no longer be updated or rebalanced and existing bond weights will be allowed to float based on changes in market value. During this period, interest and principal cash flows are not reinvested and are presumed to be held in cash while earning no interest throughout the remaining life of the Underlying Index.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Dec 2030 Term Corporate ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated June 23, 2026
to the currently effective Summary Prospectus,
Prospectus and Statement of Additional Information (“SAI”)
for the Funds listed in Appendix A (each a “Fund” and collectively, the “Funds”)
The following changes will take effect on or around June 30, 2026:
For the iShares iBonds Dec 2026 Term Corporate ETF, iShares iBonds Dec 2027 Term Corporate ETF, iShares iBonds Dec 2028 Term Corporate ETF, iShares iBonds Dec 2029 Term Corporate ETF, iShares iBonds Dec 2030 Term Corporate ETF and iShares iBonds Dec 2031 Term Corporate ETF, the following changes apply to each Fund’s Summary Prospectus and Prospectus:
1.	The third and fourth sentences of the fifth paragraph and the entire sixth paragraph of the Principal Investment Strategies section will be deleted and replaced with the following sentences:
During this final six month period, the Underlying Index will no longer be updated or rebalanced and existing bond weights will be allowed to float based on changes in market value. During this period, interest and principal cash flows are not reinvested and are presumed to be held in cash while earning no interest throughout the remaining life of the Underlying Index.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds 2026 Term High Yield and Income ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated June 23, 2026
to the currently effective Summary Prospectus,
Prospectus and Statement of Additional Information (“SAI”)
for the Funds listed in Appendix A (each a “Fund” and collectively, the “Funds”)
The following changes will take effect on or around June 30, 2026:
For the iShares iBonds 2026 Term High Yield and Income ETF, iShares iBonds 2027 Term High Yield and Income ETF, iShares iBonds 2028 Term High Yield and Income ETF, iShares iBonds 2029 Term High Yield and Income ETF, iShares iBonds 2030 Term High Yield and Income ETF, iShares iBonds 2031 Term High Yield and Income ETF, iShares iBonds 2032 Term High Yield and Income ETF and iShares iBonds 2033 Term High Yield and Income ETF, the following changes apply:
1.	The last sentence of the fifth paragraph of the Principal Investment Strategies section of each Fund’s Summary Prospectus and Prospectus will be deleted and replaced with the following sentence:
In the final year of the Underlying Index’s term, any principal and interest paid by index constituents is treated as follows: (1) during the first six months of the final year, the Underlying Index reinvests proceeds pro‑rata into the remaining bonds in the Underlying Index, and (2) during the last six months of the final year, interest and principal cash flows are not reinvested and are presumed to be held in cash while earning no interest.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Dec 2031 Term Corporate ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated June 23, 2026
to the currently effective Summary Prospectus,
Prospectus and Statement of Additional Information (“SAI”)
for the Funds listed in Appendix A (each a “Fund” and collectively, the “Funds”)
The following changes will take effect on or around June 30, 2026:
For the iShares iBonds Dec 2026 Term Corporate ETF, iShares iBonds Dec 2027 Term Corporate ETF, iShares iBonds Dec 2028 Term Corporate ETF, iShares iBonds Dec 2029 Term Corporate ETF, iShares iBonds Dec 2030 Term Corporate ETF and iShares iBonds Dec 2031 Term Corporate ETF, the following changes apply to each Fund’s Summary Prospectus and Prospectus:
1.	The third and fourth sentences of the fifth paragraph and the entire sixth paragraph of the Principal Investment Strategies section will be deleted and replaced with the following sentences:
During this final six month period, the Underlying Index will no longer be updated or rebalanced and existing bond weights will be allowed to float based on changes in market value. During this period, interest and principal cash flows are not reinvested and are presumed to be held in cash while earning no interest throughout the remaining life of the Underlying Index.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds 2027 Term High Yield and Income ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated June 23, 2026
to the currently effective Summary Prospectus,
Prospectus and Statement of Additional Information (“SAI”)
for the Funds listed in Appendix A (each a “Fund” and collectively, the “Funds”)
The following changes will take effect on or around June 30, 2026:
For the iShares iBonds 2026 Term High Yield and Income ETF, iShares iBonds 2027 Term High Yield and Income ETF, iShares iBonds 2028 Term High Yield and Income ETF, iShares iBonds 2029 Term High Yield and Income ETF, iShares iBonds 2030 Term High Yield and Income ETF, iShares iBonds 2031 Term High Yield and Income ETF, iShares iBonds 2032 Term High Yield and Income ETF and iShares iBonds 2033 Term High Yield and Income ETF, the following changes apply:
1.	The last sentence of the fifth paragraph of the Principal Investment Strategies section of each Fund’s Summary Prospectus and Prospectus will be deleted and replaced with the following sentence:
In the final year of the Underlying Index’s term, any principal and interest paid by index constituents is treated as follows: (1) during the first six months of the final year, the Underlying Index reinvests proceeds pro‑rata into the remaining bonds in the Underlying Index, and (2) during the last six months of the final year, interest and principal cash flows are not reinvested and are presumed to be held in cash while earning no interest.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds 2028 Term High Yield and Income ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated June 23, 2026
to the currently effective Summary Prospectus,
Prospectus and Statement of Additional Information (“SAI”)
for the Funds listed in Appendix A (each a “Fund” and collectively, the “Funds”)
The following changes will take effect on or around June 30, 2026:
For the iShares iBonds 2026 Term High Yield and Income ETF, iShares iBonds 2027 Term High Yield and Income ETF, iShares iBonds 2028 Term High Yield and Income ETF, iShares iBonds 2029 Term High Yield and Income ETF, iShares iBonds 2030 Term High Yield and Income ETF, iShares iBonds 2031 Term High Yield and Income ETF, iShares iBonds 2032 Term High Yield and Income ETF and iShares iBonds 2033 Term High Yield and Income ETF, the following changes apply:
1.	The last sentence of the fifth paragraph of the Principal Investment Strategies section of each Fund’s Summary Prospectus and Prospectus will be deleted and replaced with the following sentence:
In the final year of the Underlying Index’s term, any principal and interest paid by index constituents is treated as follows: (1) during the first six months of the final year, the Underlying Index reinvests proceeds pro‑rata into the remaining bonds in the Underlying Index, and (2) during the last six months of the final year, interest and principal cash flows are not reinvested and are presumed to be held in cash while earning no interest.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds 2029 Term High Yield and Income ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated June 23, 2026
to the currently effective Summary Prospectus,
Prospectus and Statement of Additional Information (“SAI”)
for the Funds listed in Appendix A (each a “Fund” and collectively, the “Funds”)
The following changes will take effect on or around June 30, 2026:
For the iShares iBonds 2026 Term High Yield and Income ETF, iShares iBonds 2027 Term High Yield and Income ETF, iShares iBonds 2028 Term High Yield and Income ETF, iShares iBonds 2029 Term High Yield and Income ETF, iShares iBonds 2030 Term High Yield and Income ETF, iShares iBonds 2031 Term High Yield and Income ETF, iShares iBonds 2032 Term High Yield and Income ETF and iShares iBonds 2033 Term High Yield and Income ETF, the following changes apply:
1.	The last sentence of the fifth paragraph of the Principal Investment Strategies section of each Fund’s Summary Prospectus and Prospectus will be deleted and replaced with the following sentence:
In the final year of the Underlying Index’s term, any principal and interest paid by index constituents is treated as follows: (1) during the first six months of the final year, the Underlying Index reinvests proceeds pro‑rata into the remaining bonds in the Underlying Index, and (2) during the last six months of the final year, interest and principal cash flows are not reinvested and are presumed to be held in cash while earning no interest.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Dec 2032 Term Corporate ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated June 23, 2026
to the currently effective Summary Prospectus,
Prospectus and Statement of Additional Information (“SAI”)
for the Funds listed in Appendix A (each a “Fund” and collectively, the “Funds”)
The following changes will take effect on or around June 30, 2026:
For the iShares iBonds Dec 2032 Term Corporate ETF, iShares iBonds Dec 2033 Term Corporate ETF, iShares iBonds Dec 2034 Term Corporate ETF, iShares iBonds Dec 2035 Term Corporate ETF and iShares iBonds Dec 2036 Term Corporate ETF, the following changes apply to each Fund’s Summary Prospectus and Prospectus:
1.	The third, fourth and fifth sentences of the fourth paragraph of the Principal Investment Strategies section will be deleted and replaced with the following sentences:
During this final six month period, the Underlying Index will no longer be updated or rebalanced and existing bond weights will be allowed to float based on changes in market value. During this period, interest and principal cash flows are not reinvested and are presumed to be held in cash while earning no interest throughout the remaining life of the Underlying Index.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds 2030 Term High Yield and Income ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated June 23, 2026
to the currently effective Summary Prospectus,
Prospectus and Statement of Additional Information (“SAI”)
for the Funds listed in Appendix A (each a “Fund” and collectively, the “Funds”)
The following changes will take effect on or around June 30, 2026:
For the iShares iBonds 2026 Term High Yield and Income ETF, iShares iBonds 2027 Term High Yield and Income ETF, iShares iBonds 2028 Term High Yield and Income ETF, iShares iBonds 2029 Term High Yield and Income ETF, iShares iBonds 2030 Term High Yield and Income ETF, iShares iBonds 2031 Term High Yield and Income ETF, iShares iBonds 2032 Term High Yield and Income ETF and iShares iBonds 2033 Term High Yield and Income ETF, the following changes apply:
1.	The last sentence of the fifth paragraph of the Principal Investment Strategies section of each Fund’s Summary Prospectus and Prospectus will be deleted and replaced with the following sentence:
In the final year of the Underlying Index’s term, any principal and interest paid by index constituents is treated as follows: (1) during the first six months of the final year, the Underlying Index reinvests proceeds pro‑rata into the remaining bonds in the Underlying Index, and (2) during the last six months of the final year, interest and principal cash flows are not reinvested and are presumed to be held in cash while earning no interest.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Dec 2033 Term Corporate ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated June 23, 2026
to the currently effective Summary Prospectus,
Prospectus and Statement of Additional Information (“SAI”)
for the Funds listed in Appendix A (each a “Fund” and collectively, the “Funds”)
The following changes will take effect on or around June 30, 2026:
For the iShares iBonds Dec 2032 Term Corporate ETF, iShares iBonds Dec 2033 Term Corporate ETF, iShares iBonds Dec 2034 Term Corporate ETF, iShares iBonds Dec 2035 Term Corporate ETF and iShares iBonds Dec 2036 Term Corporate ETF, the following changes apply to each Fund’s Summary Prospectus and Prospectus:
1.	The third, fourth and fifth sentences of the fourth paragraph of the Principal Investment Strategies section will be deleted and replaced with the following sentences:
During this final six month period, the Underlying Index will no longer be updated or rebalanced and existing bond weights will be allowed to float based on changes in market value. During this period, interest and principal cash flows are not reinvested and are presumed to be held in cash while earning no interest throughout the remaining life of the Underlying Index.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds 2031 Term High Yield and Income ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated June 23, 2026
to the currently effective Summary Prospectus,
Prospectus and Statement of Additional Information (“SAI”)
for the Funds listed in Appendix A (each a “Fund” and collectively, the “Funds”)
The following changes will take effect on or around June 30, 2026:
For the iShares iBonds 2026 Term High Yield and Income ETF, iShares iBonds 2027 Term High Yield and Income ETF, iShares iBonds 2028 Term High Yield and Income ETF, iShares iBonds 2029 Term High Yield and Income ETF, iShares iBonds 2030 Term High Yield and Income ETF, iShares iBonds 2031 Term High Yield and Income ETF, iShares iBonds 2032 Term High Yield and Income ETF and iShares iBonds 2033 Term High Yield and Income ETF, the following changes apply:
1.	The last sentence of the fifth paragraph of the Principal Investment Strategies section of each Fund’s Summary Prospectus and Prospectus will be deleted and replaced with the following sentence:
In the final year of the Underlying Index’s term, any principal and interest paid by index constituents is treated as follows: (1) during the first six months of the final year, the Underlying Index reinvests proceeds pro‑rata into the remaining bonds in the Underlying Index, and (2) during the last six months of the final year, interest and principal cash flows are not reinvested and are presumed to be held in cash while earning no interest.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Dec 2034 Term Corporate ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated June 23, 2026
to the currently effective Summary Prospectus,
Prospectus and Statement of Additional Information (“SAI”)
for the Funds listed in Appendix A (each a “Fund” and collectively, the “Funds”)
The following changes will take effect on or around June 30, 2026:
For the iShares iBonds Dec 2032 Term Corporate ETF, iShares iBonds Dec 2033 Term Corporate ETF, iShares iBonds Dec 2034 Term Corporate ETF, iShares iBonds Dec 2035 Term Corporate ETF and iShares iBonds Dec 2036 Term Corporate ETF, the following changes apply to each Fund’s Summary Prospectus and Prospectus:
1.	The third, fourth and fifth sentences of the fourth paragraph of the Principal Investment Strategies section will be deleted and replaced with the following sentences:
During this final six month period, the Underlying Index will no longer be updated or rebalanced and existing bond weights will be allowed to float based on changes in market value. During this period, interest and principal cash flows are not reinvested and are presumed to be held in cash while earning no interest throughout the remaining life of the Underlying Index.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds 2032 Term High Yield and Income ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated June 23, 2026
to the currently effective Summary Prospectus,
Prospectus and Statement of Additional Information (“SAI”)
for the Funds listed in Appendix A (each a “Fund” and collectively, the “Funds”)
The following changes will take effect on or around June 30, 2026:
For the iShares iBonds 2026 Term High Yield and Income ETF, iShares iBonds 2027 Term High Yield and Income ETF, iShares iBonds 2028 Term High Yield and Income ETF, iShares iBonds 2029 Term High Yield and Income ETF, iShares iBonds 2030 Term High Yield and Income ETF, iShares iBonds 2031 Term High Yield and Income ETF, iShares iBonds 2032 Term High Yield and Income ETF and iShares iBonds 2033 Term High Yield and Income ETF, the following changes apply:
1.	The last sentence of the fifth paragraph of the Principal Investment Strategies section of each Fund’s Summary Prospectus and Prospectus will be deleted and replaced with the following sentence:
In the final year of the Underlying Index’s term, any principal and interest paid by index constituents is treated as follows: (1) during the first six months of the final year, the Underlying Index reinvests proceeds pro‑rata into the remaining bonds in the Underlying Index, and (2) during the last six months of the final year, interest and principal cash flows are not reinvested and are presumed to be held in cash while earning no interest.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Dec 2035 Term Corporate ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated June 23, 2026
to the currently effective Summary Prospectus,
Prospectus and Statement of Additional Information (“SAI”)
for the Funds listed in Appendix A (each a “Fund” and collectively, the “Funds”)
The following changes will take effect on or around June 30, 2026:
For the iShares iBonds Dec 2032 Term Corporate ETF, iShares iBonds Dec 2033 Term Corporate ETF, iShares iBonds Dec 2034 Term Corporate ETF, iShares iBonds Dec 2035 Term Corporate ETF and iShares iBonds Dec 2036 Term Corporate ETF, the following changes apply to each Fund’s Summary Prospectus and Prospectus:
1.	The third, fourth and fifth sentences of the fourth paragraph of the Principal Investment Strategies section will be deleted and replaced with the following sentences:
During this final six month period, the Underlying Index will no longer be updated or rebalanced and existing bond weights will be allowed to float based on changes in market value. During this period, interest and principal cash flows are not reinvested and are presumed to be held in cash while earning no interest throughout the remaining life of the Underlying Index.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds 2033 Term High Yield and Income ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated June 23, 2026
to the currently effective Summary Prospectus,
Prospectus and Statement of Additional Information (“SAI”)
for the Funds listed in Appendix A (each a “Fund” and collectively, the “Funds”)
The following changes will take effect on or around June 30, 2026:
For the iShares iBonds 2026 Term High Yield and Income ETF, iShares iBonds 2027 Term High Yield and Income ETF, iShares iBonds 2028 Term High Yield and Income ETF, iShares iBonds 2029 Term High Yield and Income ETF, iShares iBonds 2030 Term High Yield and Income ETF, iShares iBonds 2031 Term High Yield and Income ETF, iShares iBonds 2032 Term High Yield and Income ETF and iShares iBonds 2033 Term High Yield and Income ETF, the following changes apply:
1.	The last sentence of the fifth paragraph of the Principal Investment Strategies section of each Fund’s Summary Prospectus and Prospectus will be deleted and replaced with the following sentence:
In the final year of the Underlying Index’s term, any principal and interest paid by index constituents is treated as follows: (1) during the first six months of the final year, the Underlying Index reinvests proceeds pro‑rata into the remaining bonds in the Underlying Index, and (2) during the last six months of the final year, interest and principal cash flows are not reinvested and are presumed to be held in cash while earning no interest.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares iBonds Dec 2036 Term Corporate ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares®
iShares Trust
Supplement dated June 23, 2026
to the currently effective Summary Prospectus,
Prospectus and Statement of Additional Information (“SAI”)
for the Funds listed in Appendix A (each a “Fund” and collectively, the “Funds”)
The following changes will take effect on or around June 30, 2026:
For the iShares iBonds Dec 2032 Term Corporate ETF, iShares iBonds Dec 2033 Term Corporate ETF, iShares iBonds Dec 2034 Term Corporate ETF, iShares iBonds Dec 2035 Term Corporate ETF and iShares iBonds Dec 2036 Term Corporate ETF, the following changes apply to each Fund’s Summary Prospectus and Prospectus:
1.	The third, fourth and fifth sentences of the fourth paragraph of the Principal Investment Strategies section will be deleted and replaced with the following sentences:
During this final six month period, the Underlying Index will no longer be updated or rebalanced and existing bond weights will be allowed to float based on changes in market value. During this period, interest and principal cash flows are not reinvested and are presumed to be held in cash while earning no interest throughout the remaining life of the Underlying Index.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.